Income (loss) per share (Details) - Schedule of income (loss) per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of income (loss) per share [Abstract]
Net income (loss) for the year	$ 4,329,342	$ (3,132,693)	$ (5,190,713)
Net income (loss) per share - basic	$ 0.16	$ (0.14)	$ (0.44)
Net income (loss) per share - diluted	$ 0.16	$ (0.14)	$ (0.44)
Weighted average number of shares outstanding - basic	27,227,284	21,781,806	11,715,524
Weighted average number of shares outstanding - diluted	27,227,284	21,781,806	11,715,524